Inventory	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Inventory Disclosure [Abstract]
Inventory	Note 6 – Inventory Inventory consists of the following components:
	October 31,	July 31,
	2019	2019
Raw materials	$74,444	$77,782
Finished goods	652,819	285,226
Total Inventory	$727,263	$363,008
Note 8 – Inventory Inventory consists of the following components:
	July 31,	July 31,
	2019	2018
Raw materials	$77,782	$—
Finished goods	285,226	12,075
Total Inventory	$363,008	$12,075